MINING INTERESTS	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
MINING INTERESTS
7. MINING INTERESTS
The following table shows the breakdown of the cost, accumulated depreciation and net book value of plant and equipment, mining properties and construction in progress:

	Plant and equipment	Mining properties	Construction in progress	Total
Cost
As of December 31, 2017	479,214	798,433	126,923	1,404,570
Additions	95	677	45,485	46,257
Transfers	16,516	127,902	(144,418)	—
Capitalized interest	—	—	579	579
Change in rehabilitation provision estimate	—	3,218	—	3,218
Disposals and other	(17,065)	—	—	(17,065)
Balance at December 31, 2018	$478,760	$930,230	$28,569	$1,437,559
Additions	2,869	288	72,615	75,772
Transfers	11,586	71,337	(82,923)	—
Change in rehabilitation provision estimate	—	4,830	—	4,830
Disposals and other	(621)	—	—	(621)
Balance at December 31, 2019	$492,594	$1,006,685	$18,261	$1,517,540

Accumulated depreciation
As of December 31, 2017	437,292	713,220	—	1,150,512
Depreciation and amortization	12,349	20,900	—	33,249
Disposals and other	(16,842)	—	—	(16,842)
Balance at December 31, 2018	$432,799	$734,120	$—	$1,166,919
Depreciation and amortization	10,582	19,044	—	29,626
Disposals and other	(456)	—	—	(456)
Impairment charges (see Note 19)	7,338	49,424	—	56,762
Balance at December 31, 2019	$450,263	$802,588	$—	$1,252,851

Carrying amount
Balance at December 31, 2018	$45,961	$196,110	$28,569	$270,640
Balance at December 31, 2019	$42,331	$204,097	$18,261	$264,689

Additions to plant and equipment include right-of-use assets related to the Company's corporate office space. As at December 31, 2019, the right-of-use assets had net carrying amounts of $3.3 million (December 31, 2018 - $3.0 million). The total minimum lease payments are disclosed in Note 12 - Debt.